Other Income (Tables)	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
Schedule of Other Income
	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Rental income	87,597	69,036	-	-
Interest income	128,439	166,379	120,791	93,685
Dividend income	60,487	26,119	-	-
Gain on disposal of property and equipment	6,250	1,200	832,860	645,966
Realized gain on disposal of other investment	366	12,157	-	-
Fair value gain on other investment	6,744	604	-	-
Gain on lease modification	28,338	-	-	-
Foreign exchange gain	41,989	-	4,967	3,853
Miscellaneous income	355,361	21,495	-	-
Others – other income	-	-	27,213	21,107
Total	715,571	296,990	985,831	764,611